Application of New and Amended Standards and Interpretations and Standards Not in Force Yet	12 Months Ended
Dec. 31, 2023
Application of New and Amended Standards and Interpretations and Standards Not In Force Yet [Abstract]
Application of new and amended standards and interpretations and standards not in force yet
3.	Application of new and amended standards and interpretations and standards not in force yet

The consolidated financial statements of Grupo Simec, S.A.B. de C.V. and its Subsidiaries for the periods presented have been prepared in accordance with the International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board (IASB). IFRS also includes all current International Accounting Standards (IAS), in force, as well as all related interpretations issued by the IFRS Interpretations Committee (IFRIC), including those issued previously by the Standing Interpretations Committee. The company applied the effective IFRS as of December 31, 2023.

International Financial Reporting Standards, interpretations and amendments, not yet in force.

There are a number of IFRS, interpretations and amendments that have been issued by the IASB and are effective for future accounting periods that the Company has elected not to early adopt.

The following amendments are effective as of January 01, 2024:

●	Modification to IFRS 16 - Liability on a sale and leaseback.

●	Modification to IAS 1 - Classification of liabilities as current or non-current.

●	Modifications to IAS 1 - Non-current liabilities with agreements.

●	Modifications to IAS 7 - Cash flow statements and IFRS 7 Financial instruments - Disclosures of supplier financing agreements.

The following amendments are effective as of January 01, 2025:

Modifications to IAS 21 - Effect of variations in exchange rates - Lack of interchangeability.

Simec is evaluating the impact that these changes could have on its financial statements.